Financial instruments and risk management - Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	£ 3,338	£ 2,799	£ 1,454
Total comprehensive gain/(loss)	£ 4,820	1,934	£ 1,290
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	£ 13	13
Total comprehensive gain/(loss)	£ 31	23
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	£ (13)	(13)
Total comprehensive gain/(loss)	£ (30)	(22)
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Currency exchange risk | 10% weakening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	£ (33)	(32)
Total comprehensive gain/(loss)	£ (1,125)	(1,008)
Currency exchange risk | 10% strengthening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	£ 28	27
Total comprehensive gain/(loss)	£ 922	£ 825